STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
STOCK-BASED COMPENSATION
Summary of outstanding stock options activity

	Year Ended			Year Ended
	December 31, 2020			December 31, 2019
		Weighted			Weighted
	Number of	Average		Number of	Average
	Stock	Exercise		Stock	Exercise
	Options	Price		Options	Price
Outstanding, beginning of year	4,122,300	C$	54.86	6,361,265	C$	47.65
Granted	1,583,150		80.04	2,118,850		55.10
Exercised	(2,170,460)		56.33	(4,214,332)		44.05
Forfeited	(113,586)		63.88	(143,093)		56.47
Expired	—		—	(390)		28.03
Outstanding, end of year	3,421,404	C$	65.27	4,122,300	C$	54.86
Options exercisable, end of year	852,588	C$	60.61	1,195,730	C$	51.39

Summary of stock options outstanding and exercisable

	Stock Options Outstanding				Stock Options Exercisable
		Weighted				Weighted
		Average				Average
		Remaining	Weighted			Remaining	Weighted
	Number	Contractual	Average		Number	Contractual	Average
Range of Exercise Prices	Outstanding	Life	Exercise Price		Exercisable	Life	Exercise Price
C$36.37 - C$58.04	2,113,592	2.45 years	C$	56.13	699,588	1.98 years	C$	56.35
C$79.98 - C$84.12	1,307,812	4.01 years		80.05	153,000	4.02 years		80.13
C$36.37 - C$84.12	3,421,404	3.05 years	C$	65.27	852,588	2.35 years	C$	60.61

Summary of significant assumptions used to estimate the fair value

	Year Ended
	December 31,
	2020	2019
Risk-free interest rate	1.90%	2.23%
Expected life of stock options (in years)	2.4	2.4
Expected volatility of Agnico Eagle’s share price	27.5%	30.0%
Expected dividend yield	1.2%	1.2%